Segment information (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Asset Reconciling Item
All other operating segment	$ 1,499	$ 2,035	$ 2,472
Items not included in segment assets:
Cash and short-term investments	3,306	1,829	1,825
Intercompany receivables	0	0	0
Investment in Financial Products	0	0	0
Deferred income taxes	3,410	3,576	3,226
Goodwill, intangible assets and other assets	3,813	4,461	1,511
Operating lease methodology difference	(329)	(511)	(567)
Liabilities included in segment assets	11,293	12,088	8,758
Inventory methodology differences	(2,949)	(2,786)	(2,913)
Other	(421)	25	222
Total assets	89,356	81,446	64,020
Reportable segments
Items not included in segment assets:
Total assets	69,734	60,729	49,486
Machinery and Power Systems
Segment Reporting Asset Reconciling Item
All other operating segment	1,499	2,035	2,472
Items not included in segment assets:
Cash and short-term investments	3,306	1,829	1,825
Intercompany receivables	303	75	618
Investment in Financial Products	4,433	4,035	4,275
Deferred income taxes	3,926	4,109	3,745
Goodwill, intangible assets and other assets	3,813	4,461	1,511
Operating lease methodology difference	(329)	(511)	(567)
Liabilities included in segment assets	11,293	12,088	8,758
Inventory methodology differences	(2,949)	(2,786)	(2,913)
Other	(182)	362	627
Total assets	58,284	54,679	39,491
Machinery and Power Systems | Reportable segments
Items not included in segment assets:
Total assets	33,171	28,982	19,140
Financial Products
Segment Reporting Asset Reconciling Item
All other operating segment	0	0	0
Items not included in segment assets:
Cash and short-term investments	0	0	0
Intercompany receivables	0	0	0
Investment in Financial Products	0	0	0
Deferred income taxes	0	0	0
Goodwill, intangible assets and other assets	0	0	0
Operating lease methodology difference	0	0	0
Liabilities included in segment assets	0	0	0
Inventory methodology differences	0	0	0
Other	(107)	(194)	(233)
Total assets	36,456	31,553	30,113
Financial Products | Reportable segments
Items not included in segment assets:
Total assets	36,563	31,747	30,346
Consolidating Adjustments
Segment Reporting Asset Reconciling Item
All other operating segment	0	0	0
Items not included in segment assets:
Cash and short-term investments	0	0	0
Intercompany receivables	(303)	(75)	(618)
Investment in Financial Products	(4,433)	(4,035)	(4,275)
Deferred income taxes	(516)	(533)	(519)
Goodwill, intangible assets and other assets	0	0	0
Operating lease methodology difference	0	0	0
Liabilities included in segment assets	0	0	0
Inventory methodology differences	0	0	0
Other	(132)	(143)	(172)
Total assets	(5,384)	(4,786)	(5,584)
Consolidating Adjustments | Reportable segments
Items not included in segment assets:
Total assets	$ 0	$ 0	$ 0